Long-term Debt	6 Months Ended
Jun. 30, 2012
Long-term Debt (Abstract)
Long-term Debt
9. Long-term Debt:

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2011	June 30, 2012
Term loans/Credit facilities	$2,279,167	$2,183,333
Senior Notes	500,000	500,000
Less: Deferred financing costs	(43,402)	(40,942)
Total debt	2,735,765	2,642,391
Less: Current portion	(210,166)	(235,951)

Long-term portion	$2,525,599	$2,406,440

Senior Notes

On April 27, 2011, the Company issued $500,000 aggregate principal amount of its 9.5% senior unsecured notes due 2016 (the "Senior Notes") offered in a private placement, resulting in net proceeds of approximately $487,500. The Senior Notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of the Company's existing and future unsecured senior indebtedness.

The Senior Notes are not guaranteed by any of the Company's subsidiaries. The Company may redeem some or all of the notes as follows: (i) at any time and from time to time from April 27, 2014 to April 26, 2015, at a redemption price equal to 104.5% of the aggregate principal amount, plus accrued and unpaid interest to the date of redemption; or (ii) at any time and from time to time from April 27, 2015, at a redemption price equal to 102.5% of the aggregate principal amount, plus accrued and unpaid interest to the date of redemption. Upon a change of control, which occurs if 50% or more of the Company's shares are acquired by any person or group other than DryShips or its affiliates, the noteholders will have an option to require the Company to purchase all outstanding notes at a redemption price of 100% of the principal amount thereof plus accrued and unpaid interest to the date of purchase.

The total interest expense and debt amortization cost related to the notes in the Company's unaudited interim condensed consolidated statements of operations for the six months periods ended June 30, 2012 and 2011, was $24,595 and $8,312, respectively. The contractual semi-annual coupon interest rate is 9.5% on the Senior Notes.

Term bank loans/ Credit facilities

On May 9, 2012, the Company signed an amendment under its $800,000 secured term loan agreement with Nordea Finland Plc. to, among other things, terminate the guarantee by DryShips and remove the related covenants and cross-acceleration provisions relating to DryShips's indebtedness for its drybulk carrier and tanker fleet and the Company's indebtedness under its other credit facilities. As a result of the amendment, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet or a default by the Company under one of its other credit facilities and the acceleration of the related debt will no longer result in a cross-default under the Company's $800,000 secured term loan agreement that would provide the Company's lenders with the right to accelerate the outstanding debt under the loan agreement. In addition, under the terms of the loan agreement, as amended, (i) the Company is permitted to buy back its own common shares; (ii) Drillships Holdings Inc. is able to pay dividends to Ocean Rig UDW Inc. as its shareholder; and (iii) the Company is permitted to pay dividends, make distributions and effect redemptions or returns of share capital in an amount of up to 50% of net income, provided it maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash and provide evidence to the lenders through cash flow forecasts that Ocean Rig will maintain such level for the next 12 months following the date of the dividend, distribution or redemption or return of share capital. The amendment also provides for a reduction in the amount of minimum free cash required to be maintained by Drillships Holdings Inc. from $75,000 to $50,000. Under the original agreement, the Company is also required to maintain minimum free cash of $100,000.

On May 14, 2012, the Company signed amendments to its two $495,000 credit facilities with Deutsche Bank Luxembourg SA as agent (the "Deutsche Bank Credit Facilities") to, among other things, remove the payment guarantee of DryShips, subject to reinstatement as discussed below and remove the financial covenants for DryShips and the cross-default provision relating to DryShips' outstanding indebtedness for its drybulk carrier and tanker fleet. As a result of the amendments, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet will no longer result in a cross-default under the Deutsche Bank Credit Facilities that would provide the lenders thereunder with the right to accelerate the Company's outstanding debt. In addition, the amendments removed the automatic prepayment mechanism under the facilities. The Company is also required to increase its debt service reserve account by $57,000 beginning September 2014. Furthermore, under the amended Deutsche Bank Credit Facilities, the Company is permitted to pay dividends, make distributions and effect redemptions or returns of share capital in an amount of up to 50% of net income, provided it maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash and provides evidence to the lenders through cash flow forecasts that it will maintain such level for the next 12 months following the date of the dividend, distribution or redemption or return of share capital. Under the terms of the amended Deutsche Bank Credit Facilities, in the event of a breach by the Company of the financial covenants contained in the guarantees, the unconditional and irrevocable payment guarantees of DryShips will be reinstated; pursuant to which DryShips will be obligated to pay, upon demand by the lenders, any amount outstanding under the loans upon a failure by the Company to pay such amount. In addition, DryShips will be required to indemnify the lenders in respect of any losses they incur in respect of any amounts due under the loans that are not recoverable from DryShips under the guarantees and that the Company fails to pay. The amount payable by DryShips under the guarantees will be limited to $214,000 with respect to the facility for the Ocean Rig Poseidon and $225,000 with respect to the facility for the Ocean Rig Mykonos, in each case plus any other amounts that become payable in connection with the payment of such amount. The guarantees do not include any financial covenants applicable to DryShips or cross-default provisions in relation to DryShips' indebtedness for its drybulk carrier and tanker fleet.

On May 18, 2012, the Company signed an amendment under its $1,040,000 credit facility with DNB Bank ASA as agent, to amend the facility to among other things, remove the cross-acceleration clause relating to DryShips' indebtedness for its drybulk carrier and tanker fleet. As a result of the amendment, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet and the acceleration of the related debt will not result in a cross-default under the $1,040,000 credit facility that would provide the lenders with the right to accelerate the outstanding debt under the facility. Under the terms of the facility, as amended, the cross acceleration relating to the DryShips' outstanding indebtedness for its drybulk carrier and tanker fleet. is replaced with a cross acceleration relating to the outstanding indebtedness of Ocean Rig UDW Inc., which now provides a guarantee under the facility. Furthermore, under the amended credit facility, Drill Rigs Holdings Inc. is restricted from paying or declaring a dividend without the prior written consent of the lenders if the employment contract for the Leiv Eiriksson with the consortium coordinated by Rig Management Norway has expired or been terminated, cancelled or rescinded until it has been replaced to the satisfaction of the majority of the lenders.

The Company's weighted average interest rates for the six-month periods ended June 30, 2011 and 2012, were 4.73% and 4.62%, respectively.

The Company's outstanding bank loans are secured by first priority mortgages over the Company's drilling units, corporate guarantees, and first assignments of all freights, earnings, insurances and requisition compensation. The loans contain covenants including restrictions, without the bank's prior consent, as to the payment of dividends, changes in management and ownership of the drilling units, additional indebtedness and mortgaging of drilling units and change in the general nature of the Company's business.

As of June 30, 2012, the Company was in compliance with the financial covenants contained in its credit facilities.

Total interest cost and amortization of debt issuance costs incurred on long-term debt (including the Senior Notes discussed above) for the six-month periods ended June 30, 2011 and 2012, amounted to $48,269 and $80,747, respectively, of which $30,939 and $19,614, respectively, were capitalized as part of the cost of the drillships under construction. Total interest incurred and amortization of debt issuance cost on long-term debt, net of capitalized interest, are included in "Interest and finance costs" in the accompanying unaudited interim condensed consolidated statement of operations.

The annual principal payments required to be made after June 30, 2012, including balloon payments, totaling $2,683,333 due through December 2020, are as follows:

June 30, 2013	$246,667
June 30, 2014	594,167
June 30, 2015	176,667
June 30, 2016	1,143,332
June 30, 2017 and thereafter	522,500

Total principal payments	2,683,333
Less: Financing fees	(40,942)

Total debt	$2,642,391